RESTATEMENT OF PREVIOUSLY ISSUED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2022
Prior Period Adjustment [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 13:-	RESTATEMENT OF PREVIOUSLY ISSUED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The following tables present the impact of adjustments made in the Company’s revenues and cost of revenues in its condensed interim consolidated financial statements for the six months ended June 30, 2021. See Note 2 for additional information.

The condensed interim consolidated statements of cash flows are not presented in the following tables because there is no impact on total cash flows from operating activities, investing activities and financing activities.

Condensed Interim Consolidated Statements of Income (Loss):

	Six months ended June 30, 2021
	As Reported	Adjustments	As Restated
Revenues:
Products	$69,467	$(3,187)	$66,280
Services	32,169	(280)	31,889
Total revenues	101,636	(3,467)	98,169

Cost of revenues:
Products	53,411	(3,494)	49,917
Services	19,153	-	19,153
Total cost of revenues	72,564	(3,494)	69,070

Gross profit	29,072	27	29,099
Operating loss	(3,994)	27	(3,967)
Loss before taxes on income	(4,751)	27	(4,724)
Net loss	$(5,225)	$27	$(5,198)

*) Adjustment for total basic and diluted loss per share is lower than $0.01

Condensed Interim Consolidated Statements of Comprehensive Income (Loss):

	Six months ended June 30, 2021
	As Reported	Adjustments	As Restated

Net loss	$(5,225)	$27	$(5,198)
Comprehensive loss	$(5,402)	$27	$(5,375)